Derivative financial instruments	12 Months Ended
Dec. 31, 2020
13. Derivative financial instruments
Derivative financial instruments

13 Derivative financial instruments

Accounting for derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Bank Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet. Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity, equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions

All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial assets contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.

Hedge accounting

The Barclays Bank Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Barclays Bank Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Bank Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.

The Barclays Bank Group has applied the ‘Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform’ issued in September 2019. In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter, and to the amount accumulated in the cash flow hedge reserve at that date.

The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR (‘Interbank Offered Rates’) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness continues to be recorded in the income statement. Furthermore, the amendments set out triggers for when the reliefs will end, which include the uncertainty arising from interest rate benchmark reform no longer being present.

In summary, the reliefs provided by the amendments that apply to the Barclays Bank Group are:

▪When considering the ‘highly probable’ requirement, the Barclays Bank Group has assumed that the IBOR interest rates upon which our hedged items are based do not change as a result of IBOR Reform.

▪In assessing whether the hedge is expected to be highly effective on a forward-looking basis the Barclays Bank Group has assumed that the IBOR interest rates upon which the cash flows of the hedged items and the interest rate swaps that hedge them are based are not altered by IBOR reform.

▪The Barclays Bank Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80–125% range.

▪The Barclays Bank Group has not recycled the cash flow hedge reserve relating to the period after the reforms are expected to take effect.

▪The Barclays Bank Group has assessed whether the hedged IBOR risk component is a separately identifiable risk only when it first designates a hedged item in a fair value hedge and not on an ongoing basis.

The Barclays Bank Group has elected to early adopt the ‘Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2’ issued in August 2020. The Phase 2 amendments provide relief when changes are made to hedge relationships as a result of the interest rate benchmark reform.

The Phase 2 amendments adopted by the Barclays Bank Group are:

▪Under a temporary exception, the Barclays Bank Group has considered that changes to the hedge designation and hedge documentation due to the interest rate benchmark reform would not constitute the discontinuation of the hedge relationship nor the designation of a new hedging relationship.

▪In respect of the retrospective hedge effectiveness assessment, the Barclays Bank Group may elect, on a hedge-by-hedge basis, to reset the cumulative fair value changes to zero when the exception to the retrospective assessment ends (Phase 1 relief). Any hedge ineffectiveness will continue to be measured and recognised in full in profit or loss.

▪The Barclays Bank Group has deemed the amounts accumulated in the cash flow hedge reserve to be based on the alternative benchmark rate (on which the hedge future cash flows are determined) when there is a change in basis for determining the contractual cash flows.

▪For hedges of groups of items (such as those forming part of a macro cash flow hedging strategy), the amendments provide relief for items within a designated group of items that are amended for changes directly required by the reform.

▪In respect of whether a risk component of a hedged item is separately identifiable, the amendments provide temporary relief to entities to meet this requirement when an alternative risk free rate (RFR) financial instrument is designated as a risk component. These amendments allow the Barclays Bank Group upon designation of the hedge to assume that the separately identifiable requirement is met if the Barclays Bank Group reasonably expects the RFR risk will become separately identifiable within the next 24 months. The Barclays Bank Group applies this relief to each RFR on a rate-by-rate basis and starts when the Barclays Bank Group first designates the RFR as a non-contractually specified risk component.

Fair value hedge accounting

Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.

If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.

Cash flow hedge accounting

For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.

Hedges of net investments

The Barclays Bank Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Bank Group’s investment in the operation.

Barclays Bank Group	2020			2019
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)
Total derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)
Derivative assets/(liabilities)	42,625,605	302,693	(300,580)	41,887,957	229,641	(228,940)

Further information on netting arrangements of derivative financial instruments can be found within Note 17.

The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2020			2019
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,463,632	84,518	(83,912)	4,910,084	56,535	(56,793)
Derivatives cleared by central counterparty	78,946	335	(335)	74,136	84	(145)
Exchange traded derivatives	14,034	3	(3)	18,520	12	(31)
Foreign exchange derivatives	5,556,612	84,856	(84,250)	5,002,740	56,631	(56,969)
Interest rate derivatives
OTC derivatives	13,551,506	171,244	(161,223)	12,631,723	140,553	(133,408)
Derivatives cleared by central counterparty	18,330,003	965	(795)	17,088,755	862	(859)
Exchange traded derivatives	2,971,966	371	(360)	5,041,948	1,251	(1,265)
Interest rate derivatives	34,853,475	172,580	(162,378)	34,762,426	142,666	(135,532)
Credit derivatives
OTC derivatives	384,900	3,674	(3,909)	399,386	5,253	(5,399)
Derivatives cleared by central counterparty	462,945	931	(1,095)	426,130	2,962	(2,687)
Credit derivatives	847,845	4,605	(5,004)	825,516	8,215	(8,086)
Equity and stock index derivatives
OTC derivatives	213,078	18,803	(26,091)	232,050	10,628	(15,785)
Exchange traded derivatives	927,114	20,165	(20,521)	841,994	10,178	(10,849)
Equity and stock index derivatives	1,140,192	38,968	(46,612)	1,074,044	20,806	(26,634)
Commodity derivatives
OTC derivatives	4,244	89	(110)	7,327	303	(256)
Exchange traded derivatives	113,209	1,331	(1,283)	106,142	838	(861)
Commodity derivatives	117,453	1,420	(1,393)	113,469	1,141	(1,117)
Derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)

Total OTC derivatives	19,617,360	278,328	(275,245)	18,180,570	213,272	(211,641)
Total derivatives cleared by central counterparty	18,871,894	2,231	(2,225)	17,589,021	3,908	(3,691)
Total exchange traded derivatives	4,026,323	21,870	(22,167)	6,008,604	12,279	(13,006)
Derivative assets/(liabilities) held for trading	42,515,577	302,429	(299,637)	41,778,195	229,459	(228,338)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	1,000	67	-	-	-	-
Interest rate swaps	1,819	49	-	2,085	28	(1)
Interest rate derivatives cleared by central counterparty	43,499	-	-	43,594	-	-
Derivatives designated as cash flow hedges	46,318	116	-	45,679	28	(1)
Derivatives designated as fair value hedges
Interest rate swaps	7,986	123	(943)	7,619	124	(601)
Forward foreign exchange	-	-	-	-	-	-
Interest rate derivatives cleared by central counterparty	54,933	-	-	55,319	-	-
Derivatives designated as fair value hedges	62,919	123	(943)	62,938	124	(601)
Derivatives designated as hedges of net investments
Forward foreign exchange	791	25	-	1,145	30	-
Derivatives designated as hedges of net investments	791	25	-	1,145	30	-
Derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)

Total OTC derivatives	11,596	264	(943)	10,849	182	(602)
Total derivatives cleared by central counterparty	98,432	-	-	98,913	-	-
Derivative assets/(liabilities) held for risk management	110,028	264	(943)	109,762	182	(602)

Hedge accounting

Hedge accounting is applied predominantly for the following risks:

▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates. Interest rate risk also includes exposure to inflation risk for certain types of investments.

▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent.

▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The Barclays Bank Group does not hedge inflation risk that arises from other activities.

In order to hedge these risks, the Barclays Bank Group uses the following hedging instruments:

▪Interest rate derivatives to swap interest rate exposures into either fixed or variable rates.

▪Currency derivatives to swap foreign currency exposures into the entity’s functional currency, and net investment exposure to local currency.

▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates.

In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.

In some hedging relationships, the Barclays Bank Group designates risk components of hedged items as follows:

▪Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component.

▪Inflation risk as a contractually specified component of a debt instrument.

▪Spot exchange rate risk for foreign currency financial assets or financial liabilities.

▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.

Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk.

In respect of many of the Barclays Bank Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Barclays Bank Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship.

Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Bank Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.

The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.

Sources of ineffectiveness include the following:

▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences.

▪Changes in credit risk of the hedging instruments.

▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.

▪Cash flow hedges using external swaps with non-zero fair values.

▪The effects of the forthcoming reforms to IBOR, because these might take effect at a different time and have a different impact on hedged items and hedging instruments.

Across all benchmarks which Barclays is materially exposed to, there is still uncertainty regarding the precise timing and effects of IBOR reform. There is yet to be full consensus regarding methodologies for converging existing IBORs to their final benchmark rates. As such, Barclays has not incorporated any change in assumptions for affected benchmarks into its expectations or calculations. Barclays does, however, assume sufficient liquidity in IBOR linked benchmarks to provide reliable valuation calculations of both hedged items and hedging instruments (notwithstanding reliefs already applied within the financial reporting).

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2020:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	20,796	20,621
USD LIBOR	Secured Overnight Financing Rate (SOFR)	23,618	22,151
Euro Overnight Index Average (EONIA)	Euro Short-Term Rate (€STR)	1,912	1,912
JPY LIBOR	Tokyo Overnight Average (TONA)	1,404	1,404
CHF LIBOR	Swiss Average Rate Overnight (SARON)	145	145
All Other IBORs	Various Other RFRs	111	111
Total IBOR Notionals		47,986	46,344

Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2020
Assets
Loans and advances at amortised cost
- Interest rate risk	835	99	2	55	-
- Inflation risk	545	345	-	25	3
Debt securities classified as amortised cost
- Interest rate risk	1,440	23	-	17	(7)
- Inflation risk	4,071	(43)	-	453	3
Financial assets at fair value through other comprehensive income
- Interest rate risk	27,959	964	322	864	(33)
- Inflation risk	7,782	319	(9)	249	(9)
Total Assets	42,632	1,707	315	1,663	(43)
Liabilities
Debt securities in issue
- Interest rate risk	(26,978)	(1,477)	(414)	(797)	(6)
Total Liabilities	(26,978)	(1,477)	(414)	(797)	(6)
Total Hedged Items	15,654	230	(99)	866	(49)

2019
Assets
Loans and advances at amortised cost
- Interest rate risk	1,083	91	24	36	(1)
- Inflation risk	525	325	-	3	-
Debt securities classified as amortised cost
- Interest rate risk	600	-	-	-	-
- Inflation risk	2,258	(41)	-	(41)	1
Financial assets at fair value through other comprehensive income
- Interest rate risk	21,243	734	467	1,699	(15)
- Inflation risk	7,146	94	-	118	(13)
Total Assets	32,855	1,203	491	1,815	(28)
Liabilities
Debt securities in issue
- Interest rate risk	(32,304)	(782)	(460)	(938)	27
Total Liabilities	(32,304)	(782)	(460)	(938)	27
Total Hedged Items	551	421	31	877	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Amount, timing and uncertainty of future cash flows

The following table shows the fair value hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Fair value	Interest rate risk	117	(164)	-	55,093	(185)	17,697
	Inflation risk	6	(779)	-	7,826	(730)	1,487
	Total	123	(943)	-	62,919	(915)	19,184

As at 31 December 2019
Fair value	Interest rate risk	111	(104)	-	55,691	(786)	33,805
	Inflation risk	13	(497)	-	7,247	(92)	5,345
	Total	124	(601)	-	62,938	(878)	39,150

The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:
	2020	2021	2022	2023	2024	2025	2026 and later
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	55,093	51,499	44,596	37,615	30,174	26,054	23,859
Inflation risk (outstanding notional amount)	7,826	7,020	6,368	5,524	4,525	3,536	2,910

For Barclays Bank Group, there are 586 (2019: 876) interest rate risk fair value hedges with an average fixed rate of 1.2% (2019: 1.6%) across the relationships and 70 (2019: 82) inflation risk fair value hedges with an average rate of 0.52% (2019: 0.8%) across the relationships.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,260)	(758)	-	(780)	-	(1,260)	40
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	-	-	-	(70)	-
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	-	-	-	(41)	1
Total cash flow hedges	(1,371)	(838)	-	(780)	-	(1,371)	41
Hedge of net investment in foreign operations
USD foreign operations	(83)	-	1,097	-	-	(83)	-
EUR foreign operations	(2)	-	16	-	-	(2)	-
Other foreign operations	(9)	-	55	-	162	(9)	-
Total foreign operations	(94)	-	1,168	-	162	(94)	-

2019
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(826)	(142)	-	(366)	-	(802)	(10)
Inflation risk
Debt securities classified as amortised cost	(28)	(26)	-	-	-	(26)	3
Total cash flow hedges	(854)	(168)	-	(366)	-	(828)	(7)
Hedge of net investment in foreign operations
USD foreign operations	209	-	1,092	-	-	209	-
EUR foreign operations	70	-	(1)	-	15	70	-
Other foreign operations	3	-	1	-	217	3	-
Total foreign operations	282	-	1,092	-	232	282	-

Note

a Hedge ineffectiveness is recognised in net interest income.

The following table shows the cash flow and net investment hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Cash flow	Interest rate risk	47	-	-	42,520	1,300	27,160
	Foreign exchange risk	67	-	-	1,000	70	-
	Inflation risk	2	-	-	2,798	42	-
	Total	116	-	-	46,318	1,412	27,160
Net investment	Foreign exchange risk	25	-	(4,832)	5,623	94	-

As at 31 December 2019
Cash flow	Interest rate risk	24	(1)	-	44,421	816	26,896
	Inflation risk	4	-	-	1,258	31	-
	Total	28	(1)	-	45,679	847	26,896
Net investment	Foreign exchange risk	30	-	(8,076)	9,221	(282)	-

For Barclays Bank Group, there is 1 (2019: 0) foreign exchange risk cash flow hedge with an average foreign exchange rate of JPY133.03: GBP (2019: 0).

The Group’s risk exposure is directly affected by interest rate benchmark reform, across both its cash flow hedge accounting activities; where IBOR-linked derivatives are designated as a cash flow hedge of IBOR-linked cash flows, and its fair value hedge accounting activities; where IBOR-linked derivatives are designated as a fair value hedge of fixed interest rate assets and liabilities. Further information on the group’s risk exposure and response can be found in Note 40.

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2020		2019
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	239	37	105	36
Cash flow hedge of foreign exchange risk
Recycled to net interest income	55	–	–	–
Hedge of net investment in foreign operations
Recycled to other income	–	(4)	–	(15)